Harrison Street REAL ESTATE FUND LLC Schedule of Investments June 30, 2026 (Unaudited)
Number of Shares		Value
Private Investment Funds(a) - 75.1%
	Diversified – 75.1%
—	AEW Value Investors US LP(b)(c)	$26,576,350
8,274,094	CBRE U.S. Core Partners LP	12,318,716
155,694,463	CBRE U.S. Logistics Partners LP(b)	183,430,177
41,085	Clarion Gables Multifamily Trust LP	60,809,898
69,299	Clarion Lion Properties Fund LP	105,588,634
—	DigitalBridge AI Infrastructure B LP(b)(d)	31,825,355
—	DigitalBridge AI Infrastructure D LP(b)(e)	49,797,831
69,006	GI Partners ETS Fund(b)	59,500,000
62,621	Heitman America Real Estate Trust LP	78,437,047
64,150	Heitman Core Real Estate Debt Income Trust LP	28,512,381
21,260	Hines European Property Partners	35,660,823
706	Invesco Core Real Estate USA LP	111,119,384
458,855	Invesco Real Estate Asia Fund	48,753,322
—	Sagard Real Estate-US Property Fund(b)(f)	94,621,804
746	Trumbull Property Income Fund LP	9,191,348
1,988	UBS Trumbull Property Fund LP	17,696,516
—	US Government Building Open-End Feeder LP(g)	41,040,218
—	USGBF Alpha Feeder LP(h)(i)	26,604,698
55,754	Walton Street Real Estate Core-Plus Fund LP(b)	70,074,660
	Total Private Investment Funds	1,091,559,162
	(Cost $1,134,572,709)
Common Stocks - 25.9%
	Medical-Nursing Home – 0.1%
92,700	Chartwell Retirement Residences (Canada)	1,460,795
	Real Estate Management/Service – 0.3%
141,300	Mitsubishi Estate Company Ltd. (Japan)	3,603,319
418,699	Qualitas Ltd. (Australia)	887,025
		4,490,344
	Real Estate Operations/Developments – 0.8%
383,200	Capitaland Investment Ltd. (Singapore)	738,529
116,500	CK Asset Holdings Ltd. (Hong Kong)	658,157
122,315	CTP N.V. (Netherlands)	2,232,263
1,085,000	Hang Lung Properties, Ltd. (Hong Kong)	955,817
317,100	Hongkong Land Holdings Ltd. (Hong Kong)	2,259,052
852,447	Qualitas Real Estate Income Fund (Australia)	909,104
109,700	Sumitomo Realty & Development Co., Ltd. (Japan)	2,546,929
357,000	Swire Properties Ltd. (Hong Kong)	937,684
		11,237,535
	REITS-Apartments – 4.3%
231,721	American Homes 4 Rent, Class A Shares, REIT	7,767,288
58,740	AvalonBay Communities, Inc., REIT	11,083,651
69,390	Camden Property Trust, REIT	7,944,461
2,148,814	Centurion Accommodation, REIT	1,760,672
846	Comforia Residential, Inc., REIT (Japan)	537,984
871	Daiwa House REIT Investment Corp., REIT (Japan)	646,260
60,236	Equity Residential, REIT	4,091,831
24,304	Essex Property Trust, Inc., REIT	7,086,804
245,211	GO Residential Real Estate Investment Trust, REIT (Canada)	2,346,669
Number of Shares		Value
	REITS-Apartments – (continued)
2,111	Invincible Investment Corp., REIT (Japan)	$778,723
358,561	Invitation Homes, Inc., REIT	10,832,128
723	Mitsui Fudosan Accommodations Fund, Inc., REIT (Japan)	542,680
180,760	UDR, Inc., REIT	7,215,939
		62,635,090
	REITS-Diversified – 5.3%
54,043	Blackstone Digital Infrastructure Trust, Inc. REIT(i)	1,168,950
395,074	British Land Company PLC (The), REIT (United Kingdom)	2,164,601
24,100	Crown Castle Inc., REIT	1,825,093
67,603	Digital Realty Trust, Inc., REIT	12,140,147
20,282	Equinix, Inc., REIT	21,141,754
86,661	FrontView, Inc., REIT	1,753,152
89,655	Gaming and Leisure Properties, Inc., REIT	3,992,337
660,264	Keppel DC REIT (Singapore)	1,145,179
430,188	Mercialys SA, REIT (France)	5,762,219
119,002	Merlin Properties Socimi SA, REIT (Spain)	2,088,015
2,260	Sekisui House Reit, Inc., (Japan)	1,065,714
707,925	Stockland, REIT (Australia)	1,996,295
550,580	Stoneweg Europe Stapled Trust, REIT (Singapore)	963,263
722,460	VICI Properties, Inc., REIT	19,181,313
57,050	Warehouses De Pauw CVA, REIT (Belgium)	1,439,046
		77,827,078
	REITS-Health Care – 4.1%
32,850	American Healthcare REIT, Inc.	1,713,128
55,483	Janus Living, Inc. – REIT	1,594,581
38,983	National Health Investors, Inc., REIT	2,972,844
915,545	Physicians Realty Trust, REIT	19,592,663
380,542	Sabra Health Care REIT, Inc.	7,424,374
191,784	Ventas, Inc., REIT	17,030,419
40,354	Welltower, Inc., REIT	9,159,147
		59,487,156
	REITS-Hotels – 0.6%
397,972	Host Hotels & Resorts, Inc., REIT	9,435,916
	REITS-Manufactured Homes – 0.2%
19,870	Sun Communities, Inc., REIT	2,382,612
	REITS-Office Property – 1.3%
92,271	Boston Properties, Inc., REIT	6,118,490
172,207	Brandywine Realty Trust, REIT	545,896
1,393,362	Centuria Capital Group, REIT (Australia)	1,858,331
27,400	COPT Defense Properties, REIT	997,086
158,558	Cousins Properties, Inc., REIT	4,753,569
53,524	Kilroy Realty Corp., REIT	2,005,544
20,259	SL Green Realty Corp., REIT	1,048,808
35,457	Vornado Realty Trust-REIT	1,393,460
		18,721,184
	REITS-Regional Malls – 0.6%
147,305	Macerich Co. (The), REIT	3,710,613
22,610	Simon Property Group, Inc., REIT	5,056,726
		8,767,339

Harrison Street REAL ESTATE FUND LLC Schedule of Investments June 30, 2026 (Unaudited) (continued)
Number of Shares		Value
	REITS-Shopping Centers – 2.4%
56,716	Federal Realty Investment Trust, REIT	$7,001,023
522,850	Kimco Realty Corp., REIT	13,254,248
169,414	Kite Realty Group Trust, REIT	4,807,969
110,247	NETSTREIT Corp., REIT	2,329,519
27,489	Regency Centers Corp., REIT	2,191,973
44,617	Unibail-Rodamco-Westfield, REIT (France)	5,221,382
		34,806,114
	REITS-Single Tenant – 0.9%
279,820	National Retail Properties, Inc., REIT	13,020,025
	REITS-Storage – 1.6%
99,330	CubeSmart, REIT	3,950,354
24,581	Extra Space Storage, Inc., REIT	3,571,620
41,175	Iron Mountain, Inc., REIT	5,200,814
21,497	Public Storage, REIT	6,842,710
103,692	Safestore Holdings, PLC, REIT (United Kingdom)	841,378
93,252	Smartstop Self Storage REIT, Inc.	3,030,690
		23,437,566
	REITS-Warehouse/Industries – 3.4%
843	CRE Logistics REIT, Inc., REIT (Japan)	728,950
73,900	Dream Industrial Real Estate Investment Trust, REIT (Canada)	728,944
17,448	EastGroup Properties, Inc., REIT	3,533,743
240,144	Goodman Group, REIT (Australia)	5,181,251
1,096	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	806,974
281,600	Nexus Industrial, REIT (Canada)	1,606,250
196,402	Prologis, Inc., REIT	26,606,579
162,166	Rexford Industrial Realty, Inc., REIT	5,432,561
184,449	Segro PLC, REIT, (United Kingdom)	2,139,697
3,707,600	UI Boustead REIT (Singapore)(i)	2,292,534
		49,057,483
	Total Common Stocks	376,766,237
	(Cost $327,335,019)
Preferred Stocks - 2.1%
	Investment Management/Advisory Services – 0.0%
22,905	DigitalBridge Group, Inc., Series I, 7.15%	341,972
	REITS-Apartments – 0.1%
	American Homes 4 Rent, REIT,
20,480	Series G, 5.88%	460,800
27,229	Series H, 6.25%	633,346
		1,094,146
	REITS-Diversified – 0.1%
20,970	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	453,581
8,737	Digital Realty Trust, Inc., 5.85%	192,826
	Digital Realty Trust, Inc., REIT
17,900	Series J, 5.25%	357,642
35,930	Series L, 5.20%	706,743
2,745	UMH Properties, Inc., REIT, 6.38%	57,782
		1,768,574
Number of Shares		Value
	REITS-Hotels – 0.5%
85,370	Chatham Lodging Trust, REIT, Series A, 6.63%	$1,677,520
	Pebblebrook Hotel Trust, REIT,
93,595	Series G, 6.38%	1,841,014
68,785	Series H, 5.70%	1,206,489
	Sunstone Hotel Investors, Inc., REIT,
42,960	Series H, 6.13%	934,380
61,420	Series I, 5.70%	1,305,175
		6,964,578
	REITS-Office Property – 0.5%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	105,395
84,623	SL Green Realty Corp., REIT, Series I, 6.50%	1,783,853
	Vornado Realty Trust, REIT,
22,535	Series L, 5.40%	402,475
114,589	Series M, 5.25%	2,056,873
29,965	Series N, 5.25%	530,381
127,461	Series O, 4.45%	1,848,184
		6,727,161
	REITS-Shopping Centers – 0.4%
5,420	CTO Realty Growth, Inc., 6.38%	113,278
	Kimco Realty Corp. REIT
4,457	5.13%	86,555
12,260	5.25%	242,135
17,550	Kimco Realty Corp., REIT, Series N, 7.25%(j)	1,086,520
	Regency Centers Corp., REIT,
102,431	Series A, 6.25%	2,314,941
68,908	Series B, 5.88%	1,484,967
	Saul Centers, Inc., REIT,
12,850	Series D, 6.13%	268,694
33,413	Series E, 6.00%	718,714
		6,315,804
	REITS-Single Tenant – 0.0%
7,270	Agree Realty Corp., 4.25%	123,663
	REITS-Storage – 0.4%
17,795	National Storage Affiliates Trust, REIT, Series A, 6.00%	397,363
	Public Storage, REIT,
33,735	Series G, 5.05%	658,507
95,731	Series H, 5.60%	2,069,704
14,515	Series I, 4.88%	272,156
40,420	Series J, 4.70%	725,943
10,523	Series L, 4.63%	187,204
18,389	Series O, 3.90%	276,019
86,613	Series P, 4.00%	1,329,510
8,889	Series R, 4.00%	136,357
		6,052,763
	REITS-Warehouse/Industries – 0.1%
46,155	Rexford Industrial Realty, Inc., REIT, Series C, 5.63%	972,947
	Total Preferred Stocks	30,361,608
	(Cost $34,180,805)

Harrison Street REAL ESTATE FUND LLC Schedule of Investments June 30, 2026 (Unaudited) (concluded)
Number of Shares		Value
Rights - 0.0%
	REITS-Office Property – 0.0%
65,913	Centuria Capital Group, REIT (Australia), 7/8/2026, 7/8/2026(i)	$—
	Total Rights	—
	(Cost $0)
Short-Term Investments - 0.6%
7,913,065	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 3.55%	7,913,065
	Total Short-Term Investments	7,913,065
	(Cost $7,913,065)
	Total Investments – 103.7%	1,506,600,072
	(Cost $1,504,001,598)
	Liabilities in excess of Other Assets – (3.7)%	(53,870,833)
	Net Assets – 100.0%	$1,452,729,239

____________

(a)   Restricted Securities.

(b)   The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.

(c)   Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.

(d)   Partnership is not designated in units. The Fund owns approximately 5.5% of this Fund.

(e)   Partnership is not designated in units. The Fund owns approximately 8.6% of this Fund.

(f)    Partnership is not designated in units. The Fund owns approximately 10.9% of this Fund.

(g)   Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.

(h)   The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.

(i)    Partnership is not designated in units. The Fund owns approximately 38.3% of this Fund.

(j)   Non-income producing security.

(k)  Convertible security.

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

US - United States

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of June 30, 2026, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Value Investors US LP	8/17/2017	—	24.6%	$32,035	$26,576	$—	1.8%
CBRE U.S. Core Partners LP	3/29/2018	8,274,094	—	11,583	12,319	—	0.8%
CBRE U.S. Logistics Partners LP	3/31/2022	155,694,463	—	200,061	183,430	—	12.7%
Clarion Gables Multifamily Trust LP	3/4/2019	41,085	—	53,425	60,810	—	4.2%
Clarion Lion Properties Fund LP	7/1/2013	69,299	—	94,199	105,589	—	7.3%
DigitalBridge AI Infrastructure B LP	1/24/2025	—	5.5%	25,442	31,825	4,476	2.2%
DigitalBridge AI Infrastructure D LP	1/24/2025	—	8.6%	39,773	49,798	7,000	3.3%
GI Partners ETS Fund	9/24/2021	69,006	—	80,127	59,500	—	4.1%
Heitman America Real Estate Trust LP	12/2/2014	62,621	—	76,101	78,437	—	5.5%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	64,150	—	46,716	28,512	—	2.0%
Hines European Property Partners	11/3/2022	21,261	—	35,708	35,661	78,255	2.5%
Invesco Core Real Estate USA LP	12/31/2013	706	—	121,635	111,119	—	7.6%
Invesco Real Estate Asia Fund	9/30/2014	458,855	—	56,315	48,753	—	3.4%
Sagard Real Estate – US Property Fund	12/30/2019	—	10.9%	92,930	94,622	—	6.5%
Trumbull Property Income Fund LP	4/1/2016	746	—	9,246	9,191	—	0.6%
UBS Trumbull Property Fund LP	7/1/2018	1,988	—	21,467	17,697	—	1.2%
US Government Building Open-End Feeder LP	5/1/2014	—	1.7%	35,080	41,040	—	2.8%
USGBF Alpha Feeder LP	10/1/2021	—	38.3%	30,037	26,605	—	1.8%
Walton Street Real Estate Core-Plus Fund LP	10/1/2021	55,754	—	72,693	70,075	27,006	4.8%
				$1,134,573	$1,091,559	$116,737	75.1%

(a)  The investment funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.

(b)  Initial acquisition date as shares are purchased at various dates.

(c)  Unfunded Commitments approximate their fair values.